Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Schwab and TD Ameritrade [member] [1]	Common shares [member]	Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab and TD Ameritrade [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of year at Oct. 31, 2018						$ 21,221	$ 5,000	$ (144)	$ (7)	$ 193	$ 46,145					$ 0	$ 8,826	$ (2,479)	$ 249	$ 55		$ 993
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments										(22)
Net income attributable to non-controlling interests in subsidiaries	$ 18																					18
Issue of shares and other equity instruments							800
Purchase of shares								(9,782)
Purchase of shares and other equity instruments									(151)
Other comprehensive income (loss)	14	[1]														14
Other comprehensive income (loss)	(33)	[1]															(33)
Other comprehensive income (loss)	3,976	[1]																3,976
Impact on adoption of IFRS 15, Revenue from Contracts with Customers											(41)
Issuance of stock options, net of options exercised						124				(8)
Redemption of non-controlling interests in subsidiaries																						(1,000)
Sale of shares								9,885
Sale of shares and other equity instruments									152
Shares issued as a result of dividend reinvestment plan						357
Net income attributable to shareholders											11,668
Other comprehensive income (loss)	41	[1]																	42
Other comprehensive income (loss)																				(46)
Shares issued in connection with acquisitions						366
Common dividends												$ (5,262)	$ (252)
Allowance for credit losses	(1)	[1]																	(1)
Reclassification of loss (gain) to retained earnings																				(49)
Purchase of shares for cancellation and other						(355)
Other										(6)												(11)
Share and other equity instrument issue expenses											(9)
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments											(1,880)
Actuarial gains (losses) on employee benefit plans	(921)	[1]									(921)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income											49
Redemption of shares and other equity instruments					$ 0
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade			$ 39												$ 27
Balance at end of year at Oct. 31, 2019	87,701					21,713	5,800	(41)	(6)	157	49,497			$ 10,581		14	8,793	1,497	290	(40)	$ 87,701	0
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments										(31)
Net income attributable to non-controlling interests in subsidiaries																						0
Issue of shares and other equity instruments					$ 0
Purchase of shares								(8,752)
Purchase of shares and other equity instruments									(122)
Other comprehensive income (loss)	(51)	[1]														(51)
Other comprehensive income (loss)	564	[1]															564
Other comprehensive income (loss)	2,329	[1]																2,329
Issuance of stock options, net of options exercised						79				0
Redemption of non-controlling interests in subsidiaries																						0
Sale of shares								8,756
Sale of shares and other equity instruments									124
Shares issued as a result of dividend reinvestment plan						838
Net income attributable to shareholders											11,895
Other comprehensive income (loss)	253	[1]																	251
Other comprehensive income (loss)																				(225)
Shares issued in connection with acquisitions				$ 0
Common dividends												(5,614)	(267)
Allowance for credit losses	2	[1]																	2
Reclassification of loss (gain) to retained earnings																				13
Purchase of shares for cancellation and other						(143)
Other										(5)												0
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments											(710)
Actuarial gains (losses) on employee benefit plans	(390)	[1]									(390)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income											(13)
Redemption of shares and other equity instruments							(150)
Impact on adoption of IFRS 16, Leases											(553)
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade			(27)												0
Balance at end of year at Oct. 31, 2020	95,499					22,487	5,650	(37)	(4)	121	53,845			13,437		(37)	9,357	3,826	543	(252)	95,499	0
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments										0
Net income attributable to non-controlling interests in subsidiaries																						0
Issue of shares and other equity instruments							1,750
Purchase of shares								(10,859)
Purchase of shares and other equity instruments									(205)
Other comprehensive income (loss)	51	[1]														51
Other comprehensive income (loss)	(4,127)	[1]															(4,127)
Other comprehensive income (loss)	(1,896)	[1]																(1,896)
Issuance of stock options, net of options exercised						165				6
Redemption of non-controlling interests in subsidiaries																						0
Sale of shares								10,744
Sale of shares and other equity instruments									199
Shares issued as a result of dividend reinvestment plan						414
Net income attributable to shareholders											14,298
Other comprehensive income (loss)	(33)	[1]																	(34)
Other comprehensive income (loss)																				443
Shares issued in connection with acquisitions				$ 0
Common dividends												$ (5,741)	$ (249)
Allowance for credit losses	1	[1]																	1
Reclassification of loss (gain) to retained earnings																				(10)
Purchase of shares for cancellation and other						0
Other										46												0
Share and other equity instrument issue expenses											(5)
Net premium on repurchase of common shares,and redemption of preferred shares and other equity instruments											(1)
Actuarial gains (losses) on employee benefit plans	1,787	[1]									1,787
Realized gains (losses) on equity securities designated at fair value through other comprehensive income											10
Redemption of shares and other equity instruments							(1,700)
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade			$ (768)												$ (768)
Balance at end of year at Oct. 31, 2021	$ 99,818					$ 23,066	$ 5,700	$ (152)	$ (10)	$ 173	$ 63,944			$ 7,097		$ 14	$ 5,230	$ 1,930	$ 510	$ 181	$ 99,818	$ 0

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.